Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2021
Certain risks and concentration
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2020	2021
	US$	US$
Assets
Current assets
Cash and cash equivalents	248,300	433,405
Restricted cash and cash equivalents	536	7,364
Short-term deposits	669,742	308,986
Restricted short-term deposits	30,652	—
Short-term investments	266,647	288,944
Accounts receivable, net	25,885	5,880
Amounts due from Group companies	364,025	263,373
Amounts due from related parties	1,704	9,684
Financing receivables, net	50	—
Prepayments and other current assets	55,593	101,173
Assets held for sale	75,839	—
Total current assets	1,738,973	1,418,809

Non-current assets
Investments	381,867	235,277
Property and equipment, net	156,494	171,831
Land use rights, net	258,770	370,052
Intangible assets, net	84,236	58,893
Right of use asset, net	6,461	4,911
Other non-current assets	6,151	1,055
Assets held for sale	19,896	—
Total non-current assets	913,875	842,019

Total assets	2,652,848	2,260,828

Liabilities
Current liabilities
Accounts payable	16,045	14,200
Deferred revenue	17,140	13,873
Advances from customers	29	1,242
Income taxes payable	19,492	25,606
Accrued liabilities and other current liabilities	108,450	114,325
Amounts due to Group companies	151,073	131,887
Amounts due to related parties	2,274	1,024
Lease liabilities due within one year	4,702	3,077
Short-term loans	102,538	—
Liabilities held for sale	178,744	—
Total current liabilities	600,487	305,234

Non-current liabilities
Lease liabilities	1,982	2,096
Deferred revenue	1,487	3,849
Deferred tax liabilities	10,866	9,105
Other non-current liabilities	—	7,372
Liabilities held for sale	4,415	—
Total non-current liabilities	18,750	22,422

Total liabilities	619,237	327,656

4.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Net revenues from Group companies	29,581	79,609	109,618
Net revenues from third parties	283,044	396,343	447,471
Cost of sales from Group companies	(80,739)	(216,696)	(60,053)
Cost of sales from third parties	(200,860)	(298,715)	(347,674)
Total operating expenses	(232,406)	(514,889)	(293,959)
Other items of the consolidated statements of comprehensive income	31,035	23,244	22,305
Net loss from continuing operations	(170,345)	(531,104)	(122,292)

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Net cash provided by (used in) operating activities with Group companies	(31,178)	(344,858)	77,319
Net cash (used in) provided operating activities with third parities	(31,422)	(73,830)	153,715
Net cash used in investing activities with Group companies	(84,393)	(104,111)	(35,559)
Net cash provided by (used in) investing activities with third parities	(546,963)	(47,787)	170,112
Net cash provided by (used in) financing activities with Group companies	(51,848)	25,219	5,378
Net cash provided by (used in) financing activities with third parities	39,458	21,690	(97,198)
	(706,346)	(523,677)	273,767